Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of percentage of revenues
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

Revenue Concentration Year ended December 31,				Accounts Receivable Concentration as of December 31,
	2022	2021	2020		2022	2021	2020
Apple	54.4%	51.8%	50.8%	Apple	55.8%	55.6%	54.1%
Facebook	24.1%	25.9%	27.3%	Facebook	20.4%	23.7%	25.9%
Google	18.7%	19.1%	18.9%	Google	17.7%	17.5%	16.8%

Summary of disaggregation of revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Year ended December 31,
	2022	2021	2020
Mobile	$241,915	$264,911	$257,405
Web	79,112	98,294	100,937

Total	$321,027	$363,205	$358,342

The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Year ended December 31,
	2022	2021	2020
U.S. (1)	$282,016	$317,605	$309,211
International	39,011	45,600	49,131

Total	$321,027	$363,205	$358,342

(1)	Geographic location is presented as being derived from the U.S. when data is not available

Summary of contract assets and contract liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	Year ended December 31,
	2022	2021	2020
Contract assets (1)	$728	$674	$718
Contract liabilities	2,426	2,246	2,393

(1)	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.

Summary of projected benefit obligation
The following table summarizes the components of the projected benefit obligation (in thousands):

	As of December 31,
	2022	2021	2020

Projected benefit obligation at beginning of year	3,351	2,792	1,882
Service cost	838	759	738
Interest expense (income)	(51)	29	30
Actuarial (gain)/loss	157	289	492
Benefits paid	(64)	(543)	(400)
Other	0	254	(273)
Foreign currency translation adjustment	(217)	(229)	323
Projected benefit obligation at end of year	4,014	3,351	2,792